Income Taxes - State Tax Credits and Expiration Periods (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Line Items]
Total U.S. state tax credits	$ 1,117	$ 1,124
Illinois
Tax Credit Carryforward [Line Items]
Total U.S. state tax credits	$ 1,117